Long-Term Debts - Schedule of Long-Term Debts (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Schedule of Long-Term Debts [Line Items]
Long- term	$ 839,560	$ 1,996,326
Long- term (current portions)	$ 428,702	535,226
The Shoko Chuk in Bank [Member]
Schedule of Long-Term Debts [Line Items]
Annual Interest Rate	1.50%
Start date	May 09, 2019
End date	Apr. 25, 2024
Long- term
Long- term (current portions)		26,768
The Shoko Chukin Bank One [Member]
Schedule of Long-Term Debts [Line Items]
Annual Interest Rate	1.11%
Start date	May 26, 2020
End date	Apr. 25, 2030
Long- term	$ 96,838	113,070
Long- term (current portions)	$ 21,110	20,237
The Shoko Chukin Bank Two [Member]
Schedule of Long-Term Debts [Line Items]
Annual Interest Rate	1.50%
Start date	Feb. 04, 2022
End date	Jan. 27, 2025
Long- term		20,879
Long- term (current portions)	$ 21,780	67,456
Mizuho Bank [Member]
Schedule of Long-Term Debts [Line Items]
Annual Interest Rate	0.83%
Start date	Mar. 25, 2020
End date	Mar. 25, 2025
Long- term		6,572
Long- term (current portions)	$ 6,855	13,411
Mizuho Bank One [Member]
Schedule of Long-Term Debts [Line Items]
Annual Interest Rate	2.00%
Start date	Jun. 01, 2021
End date	Jun. 01, 2031
Long- term	$ 120,419	135,515
Long- term (current portions)	$ 20,942	20,076
Japan Finance Corporation [Member]
Schedule of Long-Term Debts [Line Items]
Annual Interest Rate	1.11%
Start date	Jul. 16, 2020
End date	Jun. 30, 2030
Long- term	$ 164,328	194,071
Long- term (current portions)	$ 38,115	36,539
Musashino Bank [Member]
Schedule of Long-Term Debts [Line Items]
Annual Interest Rate	1.50%
Start date	May 31, 2022
End date	Jun. 02, 2025
Long- term		44,489
Long- term (current portions)	$ 46,408	72,556
Japan Finance Corporation One [Member]
Schedule of Long-Term Debts [Line Items]
Annual Interest Rate	0.46%
Start date	Jun. 09, 2020
End date	Apr. 20, 2030
Long- term	$ 98,290	114,783
Long- term (current portions)	$ 21,445	20,558
Japan Finance Corporation Two [Member]
Schedule of Long-Term Debts [Line Items]
Annual Interest Rate	0.38%
Start date	Apr. 23, 2021
End date	Mar. 20, 2031
Long- term	$ 38,569	44,369
Long- term (current portions)	$ 7,714	7,395
Kiraboshi Bank One [Member]
Schedule of Long-Term Debts [Line Items]
Annual Interest Rate	0.50%
Start date	Jun. 27, 2023
End date	May 30, 2032
Long- term	$ 321,116	351,335
Long- term (current portions)	$ 45,376	43,499
Caizhi Linghang (Xiamen) Investment Management Co., Ltd [Member]
Schedule of Long-Term Debts [Line Items]
Annual Interest Rate	3.75%
Start date	Nov. 01, 2022
End date	Oct. 31, 2027
Long- term		779,879
Long- term (current portions)
Zhongli International Financial Leasing Co. LTD [Member]
Schedule of Long-Term Debts [Line Items]
Annual Interest Rate	14.56%
Start date	Aug. 11, 2022
End date	Aug. 15, 2025
Long- term		125,640
Long- term (current portions)	$ 130,625	137,061
Zhongli International Financial Leasing Co. LTD One [Member]
Schedule of Long-Term Debts [Line Items]
Annual Interest Rate	13.63%
Start date	Jul. 26, 2022
End date	Jul. 26, 2025
Long- term		65,724
Long- term (current portions)	$ 68,332	$ 69,670
Pledge		Vehicle